Offerings - Offering: 1	Sep. 03, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 5,882,166,351.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 812,327.17
Offering Note	(1) (A) Aggregate number of securities to which the transaction applies computed pursuant to Exchange Act Rule 0-11: As of August 31, 2026, the maximum number of securities of MarketAxess Holdings Inc. (the "Company") to which this transaction applies was estimated to be 35,222,553 shares of the Company's common stock, par value $0.003 per share (the "Shares"), consisting of: (i) 35,197,197 Shares issued and outstanding as of August 31, 2026; and (ii) 25,356 Shares underlying outstanding restricted stock units held by non-employee directors of the Company and subject solely to time-based vesting issuance (the "Director RSU Awards"). (B) Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purpose of calculating the filing fee, as of August 31, 2026, the underlying value of the transaction was calculated as the sum of: (i) the product of 35,197,197 Shares and the per share merger consideration of $167.00, equal to $5,877,931,899.00; and (ii) the product of 25,356 Shares subject to outstanding Director RSU Awards held by non-employee directors and the per share merger consideration of $167.00, equal to $4,234,452.00. (2) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the Total Consideration by 0.0001381.